United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2009

Date of Reporting Period: 12/31/2009

Item 1.	Reports to Stockholders

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.10	$18.71	$17.11	$14.42	$13.22
Income From Investment Operations:
Net investment income	0.05	0.07[2]	0.13	0.00[3]	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.94	(8.59)	1.50	2.72	1.13
TOTAL FROM INVESTMENT OPERATIONS	3.99	(8.52)	1.63	2.72	1.20
Less Distributions:
Distributions from net investment income	(0.33)	(0.09)	(0.03)	(0.03)	—
Net Asset Value, End of Period	$13.76	$10.10	$18.71	$17.11	$14.42
Total Return[4]	41.25%	(45.72)%	9.55%	18.89%	9.08%
Ratios to Average Net Assets:
Net expenses	1.69%	1.57%	1.44%	1.49%	1.58%
Net investment income	0.50%	0.44%	0.71%	0.23%	0.50%
Expense waiver/reimbursement[5]	1.79%	0.23%	0.03%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,629	$12,584	$76,550	$70,213	$58,700
Portfolio turnover	130%	212%	125%	83%	125%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,272.90	$9.68
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,016.69	$8.59
1	Expenses are equal to the Fund's annualized net expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2009, was 41.25%. The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index1 (MSCI EAFE GI), a broad-based, market index, returned 29.36% for the same period.

Market Overview

Economic difficulties in the first quarter of the 12-month reporting period gave way as economic “green shoots” began to sprout later in the period. This led to stronger-than-expected second and third quarter earnings as firms benefited from improved outlooks and cost-cutting measures, which were put in place during the second half of 2008 and the beginning of 2009. Additionally, government stimulus programs and accommodative global interest rate policies by the U.S, Japan, China and the European Union provided a positive impetus for economic activity. As a result, at the end of December, most equity markets ended on their yearly highs.

International equity markets, as measured by the MSCI EAFE GI, climbed 29.36%. On a regional basis, emerging markets were the strongest performer. The MSCI Emerging Markets Index2 climbed 78.51% during the reporting period. Europe was the second best performing region and Japan was the laggard. MSCI Europe3 gained 35.83% and MSCI Japan4 added 6.25%.

Fund Performance

The key drivers of the Fund's outperformance compared to the MSCI EAFE GI were its strong stock selection in Financials, Information Technology and Energy. From a regional perspective, the Fund benefited from its large underweight in Japan and exposure to Brazil.5

In Financials, the Fund benefitted from its exposure to Hong Kong and Singapore. In Hong Kong, property developer Sun Hung Kai Properties and stock exchange operator Hong Kong Exchanges were top performers and were exited during the reporting period. In Singapore, United Overseas Bank and property developer City Development climbed higher on an improving economic outlook in South East Asia. In Information Technology, mobile phone manufacturers Research in Motion and HTC Corp, both of which were sold during the year, gained on new product launches. In energy, Canadian exploration and production companies, such as Nexen Inc and Talisman Energy (sold), along with Portuguese Galp Energia climbed on higher crude prices.

From a country perspective, the Fund benefitted from its large relative underweight in Japan, which underperformed emerging markets, Europe and North America. Additionally, the Fund's exposure to Brazil, which was one of the best performing emerging markets in 2009, added to relative performance. Itau Unibanco Holdings and Petroleo Brasileiro SA were the Fund's top performers in Brazil.

1	MSCI EAFE GI is an unmanaged, market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. The index is unmanaged and investments cannot be made directly in an index.
2	The MSCI Emerging Markets Index is a free float-adjusted, market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.
3	The MSCI Europe Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. As of June 2007, the MSCI Europe Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
4	Country Indices - To construct a country index, every listed security in the market is identified. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®) and screened by size, liquidity and minimum free float.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
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GROWTH OF $10,000 INVESTED IN FEDERATED INTERNATIONAL EQUITY FUND II

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Equity Fund II (the “Fund”) from December 31, 1999 to December 31, 2009, compared to the Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI-EAFE GI).2

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	41.25%
5 Years	1.72%
10 Years	-3.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

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4

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2009, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Switzerland	18.7%
United Kingdom	18.4%
Germany	14.4%
Canada	8.5%
France	6.5%
Netherlands	6.3%
Norway	4.9%
Luxembourg	4.2%
Singapore	3.7%
Japan	3.5%
Hong Kong	2.1%
Sweden	1.5%
Ireland	1.4%
Denmark	1.1%
Jersey Channel Isle	1.1%
Portugal	1.1%
Mexico	1.0%
Bermuda	0.8%
Brazil	0.5%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities — Net[3]	(0.2)%
TOTAL	100.0%

At December 31, 2009, the Fund's sector classification4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	19.3%
Materials	18.7%
Consumer Staples	13.2%
Industrials	12.8%
Health Care	12.0%
Consumer Discretionary	9.5%
Energy	9.1%
Information Technology	3.9%
Telecommunication Services	1.2%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities — Net[3]	(0.2)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

December 31, 2009

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.3%
		Bermuda – 0.8%
		Retailing – 0.8%
4,600		Signet Jewelers Ltd.	$122,912
		Brazil – 0.5%
		Diversified Financials – 0.5%
9,500	[1]	CETIP SA	77,757
		Canada – 8.5%
		Energy – 3.5%
14,800		Nexen, Inc.	356,893
4,300	[1]	Suncor Energy, Inc.	152,988
		TOTAL	509,881
		Insurance – 1.8%
9,300		Sun Life Financial Services of Canada	268,992
		Materials – 3.2%
4,300		Potash Corp. of Saskatchewan, Inc.	466,550
		TOTAL CANADA	1,245,423
		Denmark – 1.1%
		Food, Beverage & Tobacco – 1.1%
2,150		Carlsberg A/S, Class B	158,663
		France – 6.5%
		Banks – 0.7%
1,340		BNP Paribas SA	105,744
		Capital Goods – 1.4%
2,990	[1]	Alstom	207,741
		Consumer Services – 1.6%
4,370		Accor SA	237,395
		Food, Beverage & Tobacco – 0.8%
1,377		Pernod-Ricard	118,195
		Insurance – 2.0%
12,100		AXA	286,168
		TOTAL FRANCE	955,243
		Germany, Federal Republic of – 13.0%
		Automobiles & Components – 3.1%
8,480		Daimler AG	453,061
		Capital Goods – 1.4%
2,210		Siemens AG	202,708
		Consumer Products – 1.4%
3,820		Adidas AG	206,248
		Materials – 2.3%
9,060		ThyssenKrupp AG	341,217
		Pharmaceuticals, Biotechnology & Life Sciences – 3.4%
6,180		Bayer AG	493,937
		Software & Services – 1.4%
4,240		SAP AG	199,975
		TOTAL GERMANY, FEDERAL REPUBLIC OF	1,897,146
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Shares or Principal Amount			Value in U.S. Dollars
		Hong Kong – 2.1%
		Banks – 2.1%
29,200		Dah Sing Financial Group	$161,001
16,000		Wing Hang Bank Ltd.	148,674
		TOTAL HONG KONG	309,675
		Ireland – 1.4%
		Machinery – 1.4%
5,800		Ingersoll-Rand Plc, Class A	207,292
		Japan – 3.5%
		Food, Beverage & Tobacco – 3.5%
152		Japan Tobacco, Inc.	512,872
		Jersey Channel Isle – 1.1%
		Media – 1.1%
17,200		WPP PLC	167,956
		Luxembourg – 4.2%
		Materials – 3.0%
9,700	[1]	ArcelorMittal	439,943
		Telecommunication Services – 1.2%
2,400	[1]	Millicom International Cellular SA	177,048
		TOTAL LUXEMBOURG	616,991
		Mexico – 1.0%
		Materials – 1.0%
12,000		Cemex SA de C.V., ADR	141,840
		Netherlands – 6.3%
		Capital Goods – 1.5%
7,100		Philips Electronics NV	210,231
		Diversified Financials – 2.3%
35,200		ING Groep NV	340,285
		Materials – 1.2%
2,660		Akzo Nobel NV	175,328
		Semiconductors & Semiconductor Equipment – 1.3%
5,650	[1]	ASM Lithography Holding NV	192,173
		TOTAL NETHERLANDS	918,017
		Norway – 4.9%
		Materials – 4.9%
25,600		Norsk Hydro ASA	212,809
11,000		Yara International ASA	498,076
		TOTAL NORWAY	710,885
		Portugal – 1.1%
		Energy – 1.1%
8,921		Galp Energia SGPS SA	153,572
		Singapore – 3.7%
		Banks – 2.3%
17,000		DBS Group Holdings Ltd.	184,839
11,000		United Overseas Bank Ltd.	153,082
		TOTAL	337,921
		Real Estate – 1.4%
25,000		City Developments Ltd.	203,933
		TOTAL SINGAPORE	541,854
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Shares or Principal Amount			Value in U.S. Dollars
		Sweden – 1.5%
		Capital Goods – 1.5%
24,900		Volvo AB, Class B	$212,141
		Switzerland – 18.7%
		Capital Goods – 3.5%
26,750		ABB Ltd.	511,604
		Commercial & Professional Services – 1.0%
2,700		Adecco SA	149,064
		Consumer Products – 1.4%
800		Swatch Group AG, Class B	201,360
		Diversified Financials – 3.5%
4,605		Credit Suisse Group AG	226,801
8,320	[1]	Julius Baer Group Ltd.	290,581
		TOTAL	517,382
		Food, Beverage & Tobacco – 2.0%
6,125		Nestle SA	297,569
		Health Care Equipment & Services – 1.1%
4,800	[1]	Nobel Biocare Holding AG	160,646
		Materials – 1.8%
327		Givaudan SA	260,243
		Pharmaceuticals, Biotechnology & Life Sciences – 4.4%
3,050	[1]	Actelion Ltd.	162,897
2,775		Roche Holding AG	472,073
		TOTAL	634,970
		TOTAL SWITZERLAND	2,732,838
		United Kingdom – 18.4%
		Banks – 2.6%
21,900		Barclays PLC	96,506
24,640		HSBC Holdings PLC	281,200
		TOTAL	377,706
		Capital Goods – 1.2%
25,700		Cookson Group PLC	172,974
		Energy – 4.6%
16,250	[1]	Dana Petroleum PLC	306,156
7,342		Tullow Oil PLC	153,109
24,780	[1]	Wellstream Holdings PLC	211,218
		TOTAL	670,483
		Food, Beverage & Tobacco – 5.7%
16,100		Diageo PLC	280,774
17,620		Imperial Tobacco Group PLC	555,298
		TOTAL	836,072
		Health Care Equipment & Services – 1.8%
26,100		Smith & Nephew PLC	267,998
		Materials – 1.3%
11,200		Xstrata PLC	197,274
		Software & Services – 1.2%
7,100	[1]	Autonomy Corp. PLC	173,112
		TOTAL UNITED KINGDOM	2,695,619
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,349,326)	14,378,696
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Shares or Principal Amount		Value in U.S. Dollars
	PREFERRED STOCKS – 1.4%
	Germany, Federal Republic of – 1.4%
	Health Care Equipment & Services – 1.4%
2,880	Fresenius SE, Pfd., €0.71 Annual Dividend (IDENTIFIED COST $156,098)	$205,825
	Repurchase Agreement – 0.5%
$70,000	Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099. (AT COST)	70,000
	TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $12,575,424)[2]	14,654,521
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(25,600)
	TOTAL NET ASSETS — 100%	$14,628,921

At December 31, 2009, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ Depreciation
Contracts Purchased:
1/4/2010	16,270 Euro Currency	$23,358	$(33)
1/4/2010	26,870 Euro Currency	$38,575	$(55)
1/4/2010	39,261 Swiss Franc	$37,802	$152
Contracts Sold:
1/4/2010	95,923 Swiss Franc	$92,358	$(371)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(307)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	The cost of investments for federal tax purposes amounts to $12,616,762.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
International	$1,972,272	$12,612,249	$ —	$14,584,521
Repurchase Agreement	—	70,000	—	70,000
TOTAL SECURITIES	$1,972,272	$12,682,249	$ —	$14,654,521
OTHER FINANCIAL INSTRUMENTS*	$(307)	$ —	$ —	$(307)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2009

Assets:
Total investments in securities, at value (identified cost $12,575,424)		$14,654,521
Cash		76
Cash denominated in foreign currencies (identified cost $2,847)		2,873
Income receivable		55,730
Receivable for investments sold		92,728
Receivable for shares sold		11,117
Receivable for foreign exchange contracts		152
TOTAL ASSETS		14,817,197
Liabilities:
Payable for investments purchased	$99,798
Payable for shares redeemed	31,118
Payable for foreign exchange contracts	459
Payable for custodian fees	11,154
Payable for Directors'/Trustees' fees	439
Payable for auditing fees	27,250
Payable for portfolio accounting fees	10,223
Accrued expenses	7,835
TOTAL LIABILITIES		188,276
Net assets for 1,063,180 shares outstanding		$14,628,921
Net Assets Consist of:
Paid-in capital		$27,311,236
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,085,368
Accumulated net realized loss on investments and foreign currency transactions		(14,794,706)
Undistributed net investment income		27,023
TOTAL NET ASSETS		$14,628,921
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$14,628,921 ÷ 1,063,180 shares outstanding, no par value, unlimited shares authorized		$13.76

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes withheld of $30,211)			$276,995
Interest (including income on securities loaned of $4,870)			4,461
TOTAL INCOME			281,456
Expenses:
Investment adviser fee (Note 5)		$128,367
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		45,004
Transfer and dividend disbursing agent fees and expenses		15,735
Directors'/Trustees' fees		1,180
Auditing fees		27,250
Legal fees		6,010
Portfolio accounting fees		49,228
Printing and postage		15,188
Insurance premiums		4,335
Miscellaneous		5,160
TOTAL EXPENSES		447,457
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(128,367)
Waiver of administrative personnel and services fee	(24,871)
Reimbursement of other operating expenses	(76,651)
TOTAL WAIVERS AND REIMBURSEMENT		(229,889)
Net expenses			217,568
Net investment income			63,888
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,397,515)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			5,797,134
Net realized and unrealized gain on investments and foreign currency transactions			4,399,619
Change in net assets resulting from operations			$4,463,507

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,888	$199,298
Net realized loss on investments and foreign currency transactions	(1,397,515)	(9,624,749)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,797,134	(10,102,976)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,463,507	(19,528,427)
Distributions to Shareholders:
Distributions from net investment income	(379,905)	(374,131)
Share Transactions:
Proceeds from sale of shares	1,185,262	5,164,805
Net asset value of shares issued to shareholders in payment of distributions declared	379,905	374,131
Cost of shares redeemed	(3,603,757)	(49,602,674)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,038,590)	(44,063,738)
Change in net assets	2,045,012	(63,966,296)
Net Assets:
Beginning of period	12,583,909	76,550,205
End of period (including undistributed net investment income of $27,023 and $379,801, respectively)	$14,628,921	$12,583,909

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2009, the Fund had no outstanding securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$152	Payable for foreign exchange contracts	$459

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(17,276)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(207)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	102,895	308,452
Shares issued to shareholders in payment of distributions declared	42,542	22,403
Shares redeemed	(328,688)	(3,176,889)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(183,251)	(2,846,034)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

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Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(36,761)	$36,761

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$379,905	$374,131

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$27,023
Net unrealized appreciation	$2,044,031
Capital loss carryforwards	$(14,753,369)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2009, the cost of investments for federal tax purposes was $12,616,762. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation (depreciation) resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $2,037,759. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,337,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $299,768.

At December 31, 2009, the Fund had a capital loss carryforward of $14,753,369 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,581,556
2016	$9,641,428
2017	$1,530,385

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily waived its entire fee of $128,367 and voluntarily reimbursed $76,651 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived $24,871 of its fee. The net fee paid to FAS was 0.975% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Interfund Transactions

During the year ended December 31, 2009, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $59,534.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2009, were as follows:

Purchases	$16,225,009
Sales	$18,260,017

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate (LIBOR). As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

On August 14, 2009, the Trustees of Federated Insurance Series approved a Plan of Liquidation for the Fund pursuant to which the Fund is scheduled to be liquidated on or about March 12, 2010.

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF Federated international equity fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated International Equity Fund II (the “Fund”), a portfolio of Federated Insurance Series as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to January 1, 2006, was audited by other independent registered public accountants whose report thereon dated February 15, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Equity Fund II as of December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 12 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: September 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

22

Evaluation and Approval of Advisory Contract - May 2009

Federated International Equity Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report
23

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the Annual Shareholder Report
24

relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Equity Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G01077-01 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$9.80	$18.82	$16.46	$14.52	$13.07
Income From Investment Operations:
Net investment income (loss)	(0.00)[2,3]	(0.02)[2]	(0.03)[2]	(0.06)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	2.89	(7.27)	3.34	2.21	1.54
TOTAL FROM INVESTMENT OPERATIONS	2.89	(7.29)	3.31	2.15	1.47
Less Distributions:
Distributions from net investment income	—	(0.05)	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	(1.68)	(0.95)	(0.21)	(0.02)
TOTAL DISTRIBUTIONS	—	(1.73)	(0.95)	(0.21)	(0.02)
Net Asset Value, End of Period	$12.69	$9.80	$18.82	$16.46	$14.52
Total Return[4]	29.49%	(41.79)%	21.04%	14.88%	11.24%
Ratios to Average Net Assets:
Net expenses	1.53%[5]	1.53%[5]	1.53%[5]	1.50%	1.50%
Net investment income (loss)	(0.00)%[6]	(0.14)%	(0.15)%	(0.40)%	(0.52)%
Expense waiver/reimbursement[7]	0.31%	0.39%	0.32%	0.48%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,698	$37,588	$61,696	$34,937	$40,202
Portfolio turnover	100%	71%	67%	58%	67%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53% and 1.53% for the years ended December 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$9.69	$18.61	$16.34	$14.45	$13.05
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.05)[2]	(0.07)[2]	(0.10)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	2.85	(7.19)	3.29	2.20	1.52
TOTAL FROM INVESTMENT OPERATIONS	2.82	(7.24)	3.22	2.10	1.42
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	—	(1.68)	(0.95)	(0.21)	(0.02)
Net Asset Value, End of Period	$12.51	$9.69	$18.61	$16.34	$14.45
Total Return[3]	29.10%	(41.91)%	20.63%	14.60%	10.88%
Ratios to Average Net Assets:
Net expenses	1.78%[4]	1.78%[4]	1.78%[4]	1.75%	1.75%
Net investment income (loss)	(0.27)%	(0.37)%	(0.40)%	(0.64)%	(0.77)%
Expense waiver/reimbursement[5]	0.31%	0.39%	0.32%	0.48%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,374	$62,180	$77,516	$66,714	$53,792
Portfolio turnover	100%	71%	67%	58%	67%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78% and 1.78% for the years ended December 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,197.20	$8.47
Service Shares	$1,000	$1,196.00	$9.85
Hypothetical (assuming a 5% returnbefore expenses):
Primary Shares	$1,000	$1,017.49	$7.78
Service Shares	$1,000	$1,016.23	$9.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance

The Federated Kaufmann Fund II's Primary Shares and Institutional Service Shares produced total returns of 29.49% and 29.10%, respectively, based on net asset value for the 12-month reporting period ended December 31, 2009. The Fund's benchmark, the Russell Midcap® Growth Index1 had a total return of 46.29% and the Lipper Variable Underlying Funds Mid-Cap Growth Average2 had a total return of 43.51% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell Midcap® Growth Index.

MARKET OVERVIEW

The stock market as a whole posted significant positive returns during the reporting period. The global financial crisis continued throughout the period but in March, the Standard & Poor's 500 Index3 bottomed and began a 63% plus rally to the end of the reporting period. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The period began with economies across the world continuing to slow as credit contracted. In response to the credit crisis, the Federal Reserve maintained the discount rate at the lowest level for entire period while many other countries continued to cut their discount rates. The middle of the period was marked by a light at the end of a tunnel with positive economic data on productivity, corporate profits and trade appearing. The end of the period saw an unprecedented upswing in global growth that was much stronger than the two previous post-recession periods with positive economic data on industrial production, increases in consumer net worth and income and increases in retail sales. The period ended with 10% unemployment and a bottoming of the U.S. real estate market.

The strongest sectors in the Russell Mid-Cap® Growth Index during the period were Energy (+69%), Information Technology (+68%), Materials (+57%) and Consumer Discretionary (+49%). The weakest sectors were Utilities (+23%), Industrials (+29%), Telecom Services (+30%) and Consumer Staples (+31%).

FUND PERFORMANCE

The Fund underperformed its respective peers and benchmark. The Fund's performance was driven by bottom-up stock selection and sector weightings. Six out of the top 10 contributing companies across multiple sectors each returned over 100% during the reporting period. Specifically Hypermarcas (+302%), Lee & Man Paper Manufacturing (+435%), Ford Motor Company (+102%), Goldman Sachs (+103%), Nine Dragons Paper (+467%) and Endologix (+340%) all contributed strongly to performance. In addition, Dresser-Rand Group (+83%), Warner Chilcott (+96%), Mastercard (+80%) and Chimera Investment Corp. (+26%) were among our top 10 contributing companies.

Six of the 10 laggard companies declined more than 20%. Specifically, General Electric (-37%), Osi Pharmaceuticals (-21%), AMR Corp. (-79%), Progenics Pharmaceutical (-57%), Isis Pharmaceutical (-22%) and Merck & Co. (-22%) all detracted from performance. Additional laggards included Wells Fargo (-6%), Bank America Corp. (+13%), Alkermes (-12%) and Loews Corp. (-13%). While it is interesting to know how specific stocks performed during the period the success of these holdings won't be known until they are sold, typically over longer periods.

The higher than average level of cash during the year significantly hurt performance. In addition, the sector exposures that result from our bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's underweight in the Information Technology and overweight in the Financials sectors hurt performance and the Fund's overweight in the Consumer Staples sector relative to the benchmark helped performance.

1	The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.
2	Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. Investments cannot be made directly in an average.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report
4

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (Primary Shares) (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2009, compared to the Russell Midcap Growth Index (RMGI)2 and the Lipper Variable Underlying Funds Mid-Cap Growth Average (LMCGA).3

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	29.49%
5 Years	3.12%
Start of Performance (4/30/2002)	5.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.
Annual Shareholder Report
5

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (Service Shares) (the “Fund”) from May 1, 2003 (start of performance) to December 31, 2009, compared to the Russell Midcap Growth Index (RMGI)2 and Lipper Variable Underlying Funds Mid-Cap Growth Average (LMCGA).3

Average Annual Total Returns for the Period Ended 12/31/2009
1 Year	29.10%
5 Years	2.83%
Start of Performance (5/1/2003)	8.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	25.0%
Financials	18.5%
Information Technology	15.3%
Industrials	14.2%
Materials	8.7%
Consumer Discretionary	6.4%
Consumer Staples	3.3%
Energy	1.8%
Telecommunication Services	1.7%
Utilities	0.9%
Securities Lending Collateral[2]	5.2%
Cash Equivalents[3]	6.0%
Other Assets and Liabilities — Net[4]	(7.0)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments

December 31, 2009

Shares or Principal Amount			Value
		COMMON STOCKS – 93.5%
		Consumer Discretionary – 6.0%
29,578	[1]	ATA, Inc., ADR	130,143
5,775	[1,3,4]	B2W Companhia Global Do Varejo, GDR	317,105
64,921		Bharat Forge Ltd.	378,788
3,400		BorgWarner, Inc.	112,948
58,073	[1]	Cia Hering	977,484
38,200		Cyrela Brazil Realty SA Empreendimentos e Participacoes	529,437
16,093	[1]	Dolan Media Co.	164,310
345,000	[1,2]	Ford Motor Co.	3,450,000
9,740	[1]	Imax Corp.	129,542
12,900	[1]	Lincoln Educational Services	279,543
1,260		Marriott International, Inc., Class A	34,335
48,825		National CineMedia, Inc.	809,030
2,200	[1]	New Oriental Education & Technology Group, Inc., ADR	166,342
48,800	[1]	New World Department Store China	44,389
81,150		Parkson Retail Group Ltd.	142,150
11,100	[1]	Penn National Gaming, Inc.	301,698
11,675		Regis Corp.	181,780
140,262	[1]	Restoque Comercio e Confeccoes de Roupas SA	520,754
16,400	[1]	SEB — Sistema Educacional Brasileiro SA	211,707
408,400	[1]	Sands China Ltd.	498,292
117,475	[1]	Wynn Macau Ltd.	143,325
		TOTAL	9,523,102
		Consumer Staples – 3.3%
5,016		Anheuser-Busch InBev NV	259,147
128,700	[1]	Hypermarcas SA	2,954,029
6,570		Kellogg Co.	349,524
36,700		Philip Morris International, Inc.	1,768,573
		TOTAL	5,331,273
		Energy – 1.8%
57,000	[1]	Atlas Acquisition Holdings Corp.	579,405
68,900	[1]	Dresser-Rand Group, Inc.	2,177,929
4,918	[1]	Oil India Ltd.	130,481
		TOTAL	2,887,815
		Financials – 17.0%
21,600		American Express Co.	875,232
567		Axis Capital Holdings Ltd.	16,109
35,817	[1]	BR Malls Participacoes	437,103
43,027		Bank of New York Mellon Corp.	1,203,465
188,250	[1]	Brasil Brokers Participacoes	692,740
513,300	[1]	CETIP SA	4,201,335
1,135,100		Chimera Investment Corp.	4,404,188
50,000	[1]	China Pacific Insurance (Group) Co., Ltd.	199,267
11,300		Goldman Sachs Group, Inc.	1,907,892
3,070	[1]	Government Properties Income Trust	70,549
7,580		Greenhill & Co., Inc.	608,219
28,996		Housing Development Finance Corp. Ltd.	1,671,160
Annual Shareholder Report
8

Shares or Principal Amount			Value
74,700		JPMorgan Chase & Co.	3,112,749
26,395	[1]	LPS Brasil Cons De Imoveis	366,032
45,900		Morgan Stanley	1,358,640
21,875	[1]	Multiplan Empreendimentos Imobiliarios SA	406,914
14,025		New York Community Bancorp, Inc.	203,503
627,256		PT Bank Central Asia	322,483
42,903		Power Finance Corp.	238,873
42,555		Rural Electrification Corp. Ltd.	222,532
29,900		State Street Corp.	1,301,846
65,000	[1]	Two Harbors Investment Co.	637,000
78,900		Wells Fargo & Co.	2,129,511
21,600		Willis Group Holdings Ltd.	569,808
		TOTAL	27,157,150
		Health Care – 24.7%
16,165	[1]	AGA Medical Holdings, Inc.	238,757
5,593	[1]	Alexza Pharmaceuticals, Inc.	13,423
266,925	[1]	Alkermes, Inc.	2,511,764
22,850		Allergan, Inc.	1,439,779
170,143	[1,2]	Arena Pharmaceuticals, Inc.	604,008
26,125	[1]	Athenahealth, Inc.	1,181,895
72,200	[1]	Auxilium Pharmaceutical, Inc.	2,164,556
9,700		Baxter International, Inc.	569,196
52,132	[1]	BioMarin Pharmaceutical, Inc.	980,603
10,769	[1]	Cepheid, Inc.	134,397
5,076	[1]	Chindex International, Inc.	71,724
40,600	[1,2]	Conceptus, Inc.	761,656
49,676	[1,5]	Corcept Therapeutics, Inc.	122,203
151,400	[1]	Cubist Pharmaceuticals, Inc.	2,872,058
12,123	[1]	Cypress Biosciences, Inc.	69,829
112,600	[1]	Dexcom, Inc.	909,808
35,652		Dishman Pharmaceuticals & Chemicals Ltd.	180,289
12,890	[1]	Durect Corp.	31,838
209,881	[1]	Dyax Corp.	711,497
13,200	[1]	Emergency Medical Services Corp., Class A	714,780
215,800	[1]	Endologix, Inc.	1,139,424
61,699	[1]	Epigenomics AG	311,621
20,700	[1]	Express Scripts, Inc., Class A	1,789,515
33,400	[1]	Fleury SA	352,801
770	[1]	Genoptix, Inc.	27,358
12,180		Hikma Pharmaceuticals PLC	99,721
20,600	[1]	Human Genome Sciences, Inc.	630,360
45,300	[1,2]	Illumina, Inc.	1,388,445
63,500	[1]	Insulet Corp.	906,780
127,100	[1]	Isis Pharmaceuticals, Inc.	1,410,810
1,910	[1]	LifeWatch AG	34,359
39,127	[1]	Masimo Corp.	1,190,243
17,300		Merck & Co., Inc.	632,142
21,738	[1]	Momenta Pharmaceuticals, Inc.	274,116
38,500	[1]	Mylan Laboratories, Inc.	709,555
Annual Shareholder Report
9

Shares or Principal Amount			Value
11,450	[1]	Nektar Therapeutics	106,714
42,699	[1]	Neurocrine Biosciences, Inc.	116,141
1,150	[1]	NuVasive, Inc.	36,777
24,894	[1]	OSI Pharmaceuticals, Inc.	772,461
34,101	[1]	Orexigen Therapeutics, Inc.	253,711
72,400	[1]	Orthovita, Inc.	254,124
59,554	[1,2]	Pharmacyclics, Inc.	187,000
43,353		Piramal Healthcare Ltd.	343,621
87,800	[1]	Progenics Pharmaceuticals, Inc.	389,832
67,700	[1]	Protalix Biotherapeutics, Inc.	448,174
8,800	[1]	Regeneron Pharmaceuticals, Inc.	212,784
64,358	[1]	Repligen Corp.	264,511
21,750	[1]	Savient Pharmaceuticals, Inc.	296,018
62,400	[1]	Seattle Genetics, Inc.	633,984
4,400	[1]	Sinopharm Medicine Holding Co., Ltd.	15,481
43,150	[1]	Spectrum Pharmaceuticals, Inc.	191,586
106,064	[1]	Talecris Biotherapeutics Holdings Corp.	2,362,045
80,019	[1]	Threshold Pharmaceuticals, Inc.	144,034
140,873	[1]	Vical, Inc.	463,472
30,326	[1]	Vivus, Inc.	278,696
159,000	[1]	Warner Chilcott PLC	4,526,730
		TOTAL	39,479,206
		Industrials – 14.2%
11,200		3M Co.	925,904
24,845		Bharat Heavy Electricals Ltd.	1,275,784
2,300		C.H. Robinson Worldwide, Inc.	135,079
30,755		CLARCOR, Inc.	997,692
13,600		CSX Corp.	659,464
8,700	[1]	Copart, Inc.	318,681
10,661	[1]	CoStar Group, Inc.	445,310
26,622		Crompton Greaves Ltd.	243,739
2,300		Cummins, Inc.	105,478
8,050		Danaher Corp.	605,360
45,900		Expeditors International Washington, Inc.	1,594,107
25,200		FedEx Corp.	2,102,940
2,200	[1,2]	First Solar, Inc.	297,880
24,736	[1]	GeoEye, Inc.	689,640
10,537	[1]	IESI-BFC Ltd.	168,803
8,500	[1]	IHS, Inc., Class A	465,885
12,900	[1]	Iron Mountain, Inc.	293,604
252,300	[1]	Jet Blue Airways Corp.	1,375,035
5,601		Joy Global, Inc.	288,956
39,900	[1]	KAR Auction Services Inc.	550,221
73,092		Max India Ltd.	346,559
11,100		Norfolk Southern Corp.	581,862
8,200		Precision Castparts Corp.	904,870
48,500	[1]	RailAmerica, Inc.	591,700
14,750		Rockwell Collins	816,560
66,500	[1]	Ryanair Holdings PLC, ADR	1,783,530
Annual Shareholder Report
10

Shares or Principal Amount			Value
13,600		Union Pacific Corp.	869,040
17,500		United Technologies Corp.	1,214,675
71,200	[1]	Verisk Analytics, Inc.	2,155,936
		TOTAL	22,804,294
		Information Technology – 15.3%
46,300	[1]	Advanced Micro Devices, Inc.	448,184
21,099	[1]	Affiliated Computer Services, Inc., Class A	1,259,399
23,000	[1]	Akamai Technologies, Inc.	582,590
1,210	[1]	Amdocs Ltd.	34,521
9,893	[1]	BMC Software, Inc.	396,709
20,100	[1]	Blackboard, Inc.	912,339
68,700	[1]	Brocade Communications Systems, Inc.	524,181
17,000	[1]	Check Point Software Technologies Ltd.	575,960
99,600		CIELO SA	868,075
64,900	[1]	Comverse Technology, Inc.	613,305
1,329	[1]	Google Inc.	823,954
11,900		Hewlett-Packard Co.	612,969
52,000		Hon Hai Precision Industry Co. Ltd.	244,619
1,100,000		Inotera Memories, Inc.	918,357
302,900	[1]	Inspur International Ltd.	42,906
12,000		Lender Processing Services	487,920
19,995	[1]	ManTech International Corp., Class A	965,359
10,300	[2]	Mastercard, Inc.	2,636,594
34,700	[2]	Microchip Technology, Inc.	1,008,382
183,700	[1]	Micron Technology, Inc.	1,939,872
43,095	[1]	Microsemi Corp.	764,936
23,100		Microsoft Corp.	704,319
890	[1]	NCI, Inc.	24,609
45,300	[1]	NCR Corp.	504,189
47,010	[1]	NIC, Inc.	429,671
34,900	[1]	NVIDIA Corp.	651,932
1,520		Nintendo Corp. Ltd.	360,341
134,800	[1]	ON Semiconductor Corp.	1,187,588
9,200		Qualcomm, Inc.	425,592
23,100	[1,2]	RADWARE Ltd.	349,272
79,950	[1]	Redecard SA	1,317,400
11,091	[1]	Rubicon Technology, Inc.	225,258
51,800	[1]	TNS, Inc.	1,330,742
48,154	[1]	Telecity Group PLC	296,539
		TOTAL	24,468,583
		Materials – 8.7%
19,500		Barrick Gold Corp.	767,910
43,200		Dow Chemical Co.	1,193,616
15,100		Ecolab, Inc.	673,158
745,350	[1]	Huabao International Holdings Ltd.	804,651
8,038	[1,2]	Intrepid Potash, Inc.	234,468
10,150	[1]	Kraton Performance Polymers, Inc.	137,634
3,031,220	[1]	Lee & Man Paper Manufacturing Ltd.	2,070,090
20,660		Monsanto Co.	1,688,955
Annual Shareholder Report
11

Shares or Principal Amount			Value
14,640	[1]	Mosaic Co./The	874,447
24,050		Newmont Mining Corp.	1,137,806
740,500		Nine Dragons Paper Holdings Ltd.	1,180,969
9,650		Potash Corp. of Saskatchewan, Inc.	1,047,025
5,400		Praxair, Inc.	433,674
44,957	[1]	STR Holdings, Inc.	706,275
19,600		Sociedad Quimica Y Minera de Chile, ADR	736,372
275,050	[1]	Yingde Gases Group Co.	281,468
		TOTAL	13,968,518
		Telecommunication Services – 1.6%
17,200	[1]	Cbeyond Communications, Inc.	270,900
22,800	[1]	Neutral Tandem, Inc.	518,700
31,700		NTELOS Holdings Corp.	564,894
73,500	[1]	TW Telecom, Inc.	1,259,790
		TOTAL	2,614,284
		Utilities – 0.9%
2,772	[1]	BF Utilities Ltd.	75,766
25,025		ITC Holdings Corp.	1,303,552
		TOTAL	1,379,318
		TOTAL COMMON STOCKS (IDENTIFIED COST $119,026,758)	149,613,543
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	10,381
1,900	[1]	Clinical Data, Inc., Warrants	11
17,387	[1,5]	Corcept Therapeutics, Inc., Warrants	30,906
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,149
4,658	[1]	Favrille, Inc., Warrants	0
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	34
2,350	[1]	Pharmacopeia, Inc., Warrants	81
18,000	[1]	Spectrum Pharmaceuticals, Inc., Warrants	8,532
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	47,019
20,158	[1]	Vical, Inc., Warrants	24,510
		TOTAL WARRANTS (IDENTIFIED COST $11,493)	122,623
		CORPORATE BONDS – 0.8%
		Consumer Discretionary – 0.3%
$81,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	82,924
258,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	321,661
		TOTAL	404,585
		Financials – 0.2%
152,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	262,063
		Health Care – 0.2%
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	321,090
75,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, Series 144A, 2.625%, 2/15/2027	76,155
		TOTAL	397,245
		Information Technology – 0.0%
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	35,444
Annual Shareholder Report
12

Shares or Principal Amount			Value
		Telecommunication Services – 0.1%
141,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	186,931
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,375,691)	1,286,268
		PREFERRED STOCKS – 1.4%
		Consumer Discretionary – 0.1%
172	[3,4]	Lodgenet Entertainment, Conv. Pfd., Series B, $29.17 Annual Dividend	255,219
		Financials – 1.3%
135,200	[1]	Bank of America Corp., Pfd.	2,017,184
		Health Care – 0.0%
68,112		Bellus Health, Inc., Conv. Pfd., Series A	11,238
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,222,576)	2,283,641
		Repurchase Agreements – 11.2%
$9,697,000		Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099.	9,697,000
8,277,000		Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099 (purchased with proceeds from securities lending collateral).	8,277,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	17,974,000
		TOTAL INVESTMENTS — 107.0% (IDENTIFIED COST $140,610,518)[6]	171,280,075
		OTHER ASSETS AND LIABILITIES - NET — (7.0)%[7]	(11,208,641)
		TOTAL NET ASSETS — 100%	$160,071,434

At December 31, 2009, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
1/5/2010	208,131 Brazilian Real	$119,609	$(62)
1/5/2010	4,248 Brazilian Real	$2,441	$(1)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(63)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $1,132,917, which represented 0.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $1,132,917, which represented 0.7% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $142,448,952.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Annual Shareholder Report
13

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$113,276,751	$ —	$122,203	$113,398,954
International	17,314,737	21,183,493	—	38,498,230
Debt Securities:
Corporate Bonds	—	1,286,268	—	1,286,268
Warrants	—	91,717	30,906	122,623
Repurchase Agreements	—	17,974,000	—	17,974,000
TOTAL SECURITIES	$130,591,488	$40,535,478	$153,109	$171,280,075
OTHER FINANCIAL INSTRUMENTS*	$(63)	$ —	$ —	$(63)
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Domestic Equity Securities	Investments in Warrants
Balance as of January 1, 2009	$ —	$ —
Change in unrealized appreciation/depreciation	53,341	28,731
Net purchases (sales)	68,862	2,175
Balance as of December 31, 2009	$122,203	$30,906
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2009.	$53,341	$28,731

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Statement of Assets and Liabilities

December 31, 2009

Assets:
Investments in securities	$153,306,075
Investments in repurchase agreements	17,974,000
Total investments in securities, at value including $7,842,090 of securities loaned (identified cost $140,610,518)		$171,280,075
Cash		198
Cash denominated in foreign currencies (identified cost $1,053)		1,056
Income receivable		316,388
Receivable for investments sold		1,052,017
Receivable for shares sold		59,241
TOTAL ASSETS		172,708,975
Liabilities:
Payable for investments purchased	808,822
Payable for shares redeemed	3,387,929
Payable for foreign exchange contracts	63
Payable for collateral due to broker for securities lending	8,277,000
Payable for capital gains taxes withheld	78,286
Payable for distribution services fee (Note 5)	19,510
Accrued expenses	65,931
TOTAL LIABILITIES		12,637,541
Net assets for 12,720,942 shares outstanding		$160,071,434
Net Assets Consist of:
Paid-in capital		$150,402,106
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		30,669,251
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(20,850,131)
Accumulated net invesment income (loss)		(149,792)
TOTAL NET ASSETS		$160,071,434
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
($65,697,608 ÷ 5,178,637 shares outstanding), no par value, unlimited shares authorized		$12.69
Service Shares:
($94,373,826 ÷ 7,542,305 shares outstanding), no par value, unlimited shares authorized		$12.51

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Operations

Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes withheld of $12,877)			$1,471,160
Interest (including income on securities loaned of $9,205)			317,568
TOTAL INCOME			1,788,728
Expenses:
Investment adviser fee (Note 5)		$1,674,172
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		123,793
Transfer and dividend disbursing agent fees and expenses		29,985
Directors'/Trustees' fees		1,259
Auditing fees		27,250
Legal fees		4,015
Portfolio accounting fees		71,182
Distribution services fee — Service Shares (Note 5)		185,834
Printing and postage		31,523
Insurance premiums		4,093
Miscellaneous		4,841
TOTAL EXPENSES		2,347,947
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(325,000)
Waiver of administrative personnel and services fee (Note 5)	(33,825)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,491)
TOTAL WAIVERS AND EXPENSE REDUCTION		(360,316)
Net expenses			1,987,631
Net investment income (loss)			(198,903)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $78,286)			(10,090,838)
Net realized loss on short sales			(120,217)
Net realized gain on futures contracts			237,357
Net realized gain on written options			163,720
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			40,702,911
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			30,892,933
Change in net assets resulting from operations			$30,694,030

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(198,903)	$(295,686)
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(9,809,978)	(9,639,657)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	40,702,911	(44,687,321)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,694,030	(54,622,664)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	—	(156,564)
Distributions from net realized gain on investments, written options and foreign currency transactions
Primary Shares	—	(5,504,969)
Service Shares	—	(6,405,738)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(12,067,271)
Share Transactions:
Proceeds from sale of shares	58,299,654	51,112,359
Net asset value of shares issued to shareholders in payment of distributions declared	—	8,008,729
Cost of shares redeemed	(28,690,020)	(31,875,965)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,609,634	27,245,123
Change in net assets	60,303,664	(39,444,812)
Net Assets:
Beginning of period	99,767,770	139,212,582
End of period (including accumulated net investment income (loss) of $(149,792) and $(82,625), respectively)	$160,071,434	$99,767,770

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At December 31, 2009, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

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Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended December 31, 2009, the Fund had a net realized loss on short sales of $120,217.

Option Contracts

The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at December 31, 2008	—	$ —
Contracts written	9,800,020	249,220
Contracts bought back	9,800,020	249,220
Outstanding at December 31, 2009	—	$ —

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$7,842,090	$8,277,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	—	Payable for foreign exchange contracts	$63

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Futures	Forward Currency Contracts	Total
Equity contracts	$262,660	$237,357	$ —	$500,017
Foreign exchange contracts	—	—	(1,185)	(1,185)
Total	$262,660	$237,357	$(1,185)	$498,832
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Equity contracts	$(152,288)	$ —	$(152,288)
Foreign exchange contracts	—	(68)	(68)
Total	$(152,288)	$(68)	$(152,356)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2009		2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,100,834	$36,875,967	1,592,737	$20,137,141
Shares issued to shareholders in payment of distributions declared	—	—	109,494	1,602,990
Shares redeemed	(1,757,893)	(18,980,940)	(1,143,921)	(15,287,285)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	1,342,941	$17,895,027	558,310	$6,452,846
Year Ended December 31	2009		2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,024,452	$21,423,687	2,984,867	$30,975,218
Shares issued to shareholders in payment of distributions declared	—	—	441,775	6,405,739
Shares redeemed	(899,717)	(9,709,080)	(1,173,513)	(16,588,680)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,124,735	$11,714,607	2,253,129	$20,792,277
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,467,676	$29,609,634	2,811,439	$27,245,123

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities and discount accretion/premium amortization on debt securities.

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For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$159	$131,736	$(131,895)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$ —	$3,861,061
Long-term capital gains	$ —	$8,206,210
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$60,279
Net unrealized appreciation	$28,752,531
Capital loss carryforwards	$(19,143,482)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, defaulted interest and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At December 31, 2009, the cost of investments for federal tax purposes was $142,448,952. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $28,831,123. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,547,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,716,306.

At December 31, 2009, the Fund had a capital loss carryforward of $19,143,482 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$9,495,012
2017	$9,648,470

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily waived $325,000 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2009, the Sub-Adviser earned a fee of $1,380,457.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, the net fee paid to FAS was 0.133% of average daily net assets of the Fund. FAS waived $33,825 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2009, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2009, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Interfund Transactions

During the year ended December 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $310,919 and $277,203, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2009, the Fund's expenses were reduced by $1,491 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2009, were as follows:

Purchases	$145,374,386
Sales	$103,712,214

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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At December 31, 2009, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	71.7%
Brazil	8.8%
Ireland	3.9%
India	3.2%
Cayman Islands	2.1%
Canada	1.3%
Bermuda	0.9%
Hong Kong	0.8%
China	0.7%
Taiwan	0.7%
Israel	0.6%
United Kingdom	0.3%
Belgium	0.2%
Germany	0.2%
Indonesia	0.2%
Japan	0.2%
Switzerland	0.0%[1]
1	Represents less than 0.1%.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds

12. Subsequent events

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated kaufmann fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Kaufmann Fund II (the “Fund”), a portfolio of Federated Insurance Series as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to January 1, 2006, was audited by other independent registered public accountants whose report thereon dated February 15, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund II as of December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 12 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
27

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

28

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report
29

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report
30

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

28136 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Market Opportunity Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2009

Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,			Period Ended 12/21/2006[1]
	2009	2008	2007
Net Asset Value, Beginning of Period	$10.00	$10.25	$10.52	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	(0.04)	0.08	0.32	0.26
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	0.19	(0.16)	(0.48)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.15	(0.08)	(0.16)	0.52
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.11)	—
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.15)	—	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.17)	(0.11)	—
Net Asset Value, End of Period	$9.85	$10.00	$10.25	$10.52
Total Return[3]	1.28%	(0.86)%	(1.48)%	5.20%
Ratios to Average Net Assets:
Net expenses	1.35%	1.35%[4]	1.35%[4]	1.35%[5]
Net investment income (loss)	(0.36)%	0.82%	3.10%	3.38%[5]
Expense waiver/reimbursement[6]	1.31%	1.41%	5.06%	9.89%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,096	$15,453	$4,362	$4,698
Portfolio turnover	174%	208%	154%	15%
1	Reflects operations for the period from March 31, 2006 (date of initial investment) to December 31, 2006.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.35% and 1.35% for the years ended December 31, 2008 and 2007, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$946.20	$6.62
Hypothetical (assuming a 5% returnbefore expenses)	$1,000	$1,018.40	$6.87
1	Expenses are equal to the Fund's annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2009, was 1.28%. The total return for the Fund's market benchmark of 70% Russell 3000® Value Index/30% Merrill Lynch 91-Day Treasury Bill Index1 was 14.39% for the reporting period. The Fund's total return reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of the index.

Market Overview

The reporting period was a tale of two markets. It started with global economies falling further into recession. Equity markets hit record high levels of volatility and suffered significant losses. In response, governments around the world coordinated efforts on interest rate cuts and implemented a variety of capital- and financial-guarantee programs aimed at restoring the functioning of credit markets. The Federal Reserve Board, for example, lowered the federal funds target rate to a historic low, a range between 0% and 0.25%. The stock market bottomed in early March.

The second part of the year featured an extraordinarily strong rally in stock prices. The Standard & Poor's 500 Index (S&P 500 Index)2 rallied 69% from the early March low to its high late in the year. The S&P 500 Index ended the entire reporting period with a return of 26.46%.

Fund Performance

After the initial equity market collapse, valuations on stocks appeared much more compelling, and the Fund's managers substantially increased the Fund's equity holdings. This increased exposure to the stock market generated solid gains for the portfolio.

As the sharp rebound in stock prices advanced later in the fiscal year, the Fund's managers reduced the Fund's net exposure to the stock market and eventually took a net short position around the middle of the fiscal year, in anticipation of a decline in stock prices.3 The rationale for the strategy shift was that the history of stock market bubbles, and of stock market valuations in general, supported a highly risk-averse strategy. With economic and financial conditions still precarious in Fund management's assessment, there was substantial fundamental support for this strategy. Since stock prices continued to rise sharply into the end of the fiscal year, however, this negative (short) position relative to stock prices resulted in losses to the portfolio.

Among the Fund's equity sector returns, virtually all had positive returns for the fiscal year. Energy stocks were the strongest performing sector for the Fund. Energy stocks rebounded sharply as the price of oil rebounded off of its lows. Materials and gold stocks4 also were especially strong, as they rebounded significantly from their lows after the commodity bubble popped in the fall of 2008. Currency forward contracts also added to the Fund's returns, while put options5 and U.S. Treasuries resulted in losses.

1	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
3	The Fund may make short sales of securities, which involves unlimited risk, including the possibility that losses may exceed the original amount invested.
4	Investments in gold and precious metals may be subject to additional risks.
5	Investments in put options may be subject to additional risks.
Annual Shareholder Report
3

GROWTH OF A $10,000 INVESTED IN FEDERATED MARKET OPPORTUNITY FUND II

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Market Opportunity Fund II (the “Fund”) from March 31, 2006 (start of performance) to December 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the blended benchmark, consisting of 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Return for the Period Ended 12/31/2009
1 Year	1.28%
Start of Performance (3/31/2006)	1.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB measures the return on U.S. Treasury Bills maturing in 90 days. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
International Equity	21.9%
U.S. Equity	16.0%
Put Options	3.4%
U.S. Fixed-Income Securities	3.4%
Other Securities[2]	8.4%
Derivative Contracts[3]	(0.4)%
Cash Equivalents[4]	48.3%
Other Assets and Liabilities — Net[5]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Other Securities types include an exchange-traded fund and a closed-end fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2009

Principal Amount or Shares			Value
		COMMON STOCKS – 37.9%
		Consumer Discretionary – 2.0%
5,600		Greek Organization of Football Prognostics	122,596
2,500		Sankyo Co. Ltd.	124,536
		TOTAL	247,132
		Consumer Staples – 5.9%
3,300		Archer-Daniels-Midland Co.	103,323
4,100	[1]	BJ's Wholesale Club, Inc.	134,111
2,100		Bunge Ltd.	134,043
2,600		Familymart Co.	76,626
2,700		Lawson, Inc.	118,948
7,200		Seven & I Holdings Co. Ltd.	146,139
		TOTAL	713,190
		Energy – 8.8%
3,200		Baker Hughes, Inc.	129,536
3,400		ENSCO International, Inc., ADR	135,796
7,200		Enerplus Resources Fund	165,312
2,400		Noble Corp.	97,680
5,300		Patterson-UTI Energy, Inc.	81,355
7,600		Rowan Cos., Inc.	172,064
2,600		Tidewater, Inc.	124,670
3,800	[1]	Unit Corp.	161,500
		TOTAL	1,067,913
		Health Care – 10.1%
2,400	[1]	Biogen Idec, Inc.	128,400
5,000		Bristol-Myers Squibb Co.	126,250
2,800	[1]	Cephalon, Inc.	174,748
2,900	[1]	Genzyme Corp.	142,129
3,400	[1]	Gilead Sciences, Inc.	147,152
7,300		Pharmaceutical Product Development, Inc.	171,112
8,000		Takeda Pharmaceutical Co. Ltd.	328,445
		TOTAL	1,218,236
		Industrials – 0.7%
1,900		Secom Co. Ltd.	89,870
		Information Technology – 2.0%
1,000		Nintendo Corp. Ltd.	237,066
		Materials – 5.5%
4,800		Barrick Gold Corp.	189,024
1,900		Goldcorp, Inc., Class A	74,746
12,500		Kinross Gold Corp.	230,000
3,200	[1]	Pan American Silver Corp.	76,192
8,100		Yamana Gold, Inc.	92,178
		TOTAL	662,140
		Telecommunication Services – 2.9%
252		NTT DoCoMo, Inc.	351,041
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,061,156)	4,586,588
Annual Shareholder Report
6

Principal Amount or Shares			Value
		Purchased Put Options – 3.4%
563	[1]	Consumer Discretionary Select Sector SPDR Fund, Strike Price $30, Expiration Date 1/16/2010	30,965
150	[1]	Consumer Discretionary Select Sector SPDR Fund, Strike Price $34, Expiration Date 3/20/2010	65,250
96	[1]	iShares MSCI Emerging Market, Strike Price $47, Expiration Date 3/20/2010	57,600
107	[1]	iShares Russell 2000 Index Fund, Strike Price $66, Expiration Date 1/16/2010	36,915
44	[1]	Midcap SPDR Trust Series 1, Strike Price $135, Expiration Date 1/16/2010	17,380
40	[1]	Midcap SPDR Trust Series 1, Strike Price $146, Expiration Date 3/20/2010	61,400
311	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $45, Expiration Date 1/16/2010	12,129
120	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $51, Expiration Date 3/20/2010	63,660
50	[1]	S&P Depositary Receipts Trust, Strike Price $124, Expiration Date 3/20/2010	65,125
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $883,516)	410,424
		U.S. Treasury – 3.4%
		U.S. Treasury Bond – 3.4%
$500,000		United States Treasury Bond, 3.50%, 2/15/2039 (IDENTIFIED COST $467,813)	410,234
		Closed-End Fund – 3.4%
29,500	[1]	Central Fund of Canada Ltd. (IDENTIFIED COST $335,419)	406,510
		EXCHANGE-TRADED FUND – 5.0%
23,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $580,254)	608,120
		Repurchase Agreements – 48.3%
3,000,000		Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099.	3,000,000
2,845,000		Interest in $1,500,000,000 joint repurchase agreement 0.01%, dated 12/31/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,001,667 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,530,001,700.	2,845,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,845,000
		TOTAL INVESTMENTS — 101.4% (IDENTIFIED COST $12,173,158)[2]	12,266,876
		OTHER ASSETS AND LIABILITIES - NET — (1.4)%[3]	(170,883)
		TOTAL NET ASSETS — 100%	$12,095,993
Annual Shareholder Report
7

At December 31, 2009, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/5/2010	1,002,968 Canadian Dollar	$960,909	$(1,930)
4/6/2010	219,000 Canadian Dollar	1,189,608 Norwegian Krone	$1,763
4/6/2010	1,191,513 Norwegian Krone	219,000 Canadian Dollar	$(1,356)
4/8/2010	288,473 Singapore Dollar	210,802 Swiss Franc	$432
Contracts Sold:
1/4/2010	176,907 Japanese Yen	$1,927	$28
3/8/2010	560,000 Australian Dollar	$511,823	$11,997
3/8/2010	715,000 New Zealand Dollar	$515,873	$(1,015)
4/5/2010	1,002,968 Canadian Dollar	$930,224	$(28,755)
4/5/2010	1,193,015 Canadian Dollar	$1,107,063	$(33,629)
4/6/2010	219,000 Canadian Dollar	1,191,513 Norwegian Krone	$(3,112)
4/6/2010	1,189,608 Norwegian Krone	219,000 Canadian Dollar	$3,033
4/8/2010	210,802 Swiss Franc	288,473 Singapore Dollar	$816
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(51,728)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	The cost of investments for federal tax purposes amounts to $12,274,132.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,930,393	$ —	$ —	$1,930,393
International	1,060,928	1,595,267	—	2,656,195
Purchase Put Options	410,424	—	—	410,424
Debt Securities:
U.S. Treasury	—	410,234	—	410,234
Closed-End Fund	406,510	—	—	406,510
Exchange-Traded Fund	608,120	—	—	608,120
Repurchase Agreements	—	5,845,000	—	5,845,000
TOTAL SECURITIES	$4,416,375	$7,850,501	$ —	$12,266,876
OTHER FINANCIAL INSTRUMENTS*	$28	$(51,756)	$ —	$(51,728)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
8

Statement of Assets and Liabilities

December 31, 2009

Assets:
Investments in repurchase agreements	$5,845,000
Investments in securities	6,421,876
Total investments in securities, at value (identified cost $12,173,158)		$12,266,876
Cash		130
Income receivable		9,334
Receivable for foreign exchange contracts		18,069
TOTAL ASSETS		12,294,409
Liabilities:
Payable for investments purchased	$56,720
Payable for shares redeemed	16,694
Payable for foreign exchange contracts	69,797
Bank overdraft denominated in foreign currencies (identified cost $7,050)	7,026
Payable for Directors'/Trustees' fees	239
Payable for auditing fees	27,250
Payable for portfolio accounting fees	10,653
Payable for distribution services fee (Note 5)	2,661
Accrued expenses	7,376
TOTAL LIABILITIES		198,416
Net assets for 1,228,238 shares outstanding		$12,095,993
Net Assets Consist of:
Paid-in capital		$14,193,902
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		42,009
Accumulated net realized loss on investments, short sales, written options and foreign currency transactions		(2,446,813)
Undistributed net investment income		306,895
TOTAL NET ASSETS		$12,095,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($12,095,993 ÷ 1,228,238 shares outstanding), no par value, unlimited shares authorized		$9.85

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
9

Statement of Operations

Year Ended December 31, 2009

Investment Income:
Interest			$49,063
Dividends (net of foreign taxes withheld of $9,127)			117,441
TOTAL INCOME			166,504
Expenses:
Investment adviser fee (Note 5)		$125,365
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		12,466
Transfer and dividend disbursing agent fees and expenses		15,303
Directors'/Trustees' fees		1,201
Auditing fees		27,250
Legal fees		5,095
Portfolio accounting fees		50,081
Distribution services fee (Note 5)		41,789
Printing and postage		12,421
Insurance premiums		4,087
Miscellaneous		800
TOTAL EXPENSES		445,858
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(125,365)
Waiver of administrative personnel and services fee	(24,832)
Reimbursement of other operating expenses	(69,184)
TOTAL WAIVERS AND REIMBURSEMENT		(219,381)
Net expenses			226,477
Net investment income (loss)			(59,973)
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,997,189)
Net realized loss on short sales			(29,782)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			2,284,829
Net realized and unrealized gain on investments, short sales and foreign currency transactions			257,858
Change in net assets resulting from operations			$197,885

See Notes which are an integral part of the Financial Statements

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10

Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(59,973)	$136,687
Net realized gain (loss) on investments, short sales, written options and foreign currency transactions	(2,026,971)	586,829
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	2,284,829	(2,190,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	197,885	(1,467,332)
Distributions to Shareholders:
Distributions from net investment income	(271,443)	(207,348)
Distributions from net realized gain on investments, written options and foreign currency transactions	(275,503)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(546,946)	(207,348)
Share Transactions:
Proceeds from sale of shares	13,005,694	33,692,920
Net asset value of shares issued to shareholders in payment of distributions declared	546,946	207,348
Cost of shares redeemed	(16,560,235)	(21,135,409)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,007,595)	12,764,859
Change in net assets	(3,356,656)	11,090,179
Net Assets:
Beginning of period	15,452,649	4,362,470
End of period (including undistributed net investment income of $306,895 and $255,373, respectively)	$12,095,993	$15,452,649

See Notes which are an integral part of the Financial Statements

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11

Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of exchange-traded funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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12

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Annual Shareholder Report
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Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended December 31, 2009, the Fund had a net realized loss on short sales of $29,782.

Option Contracts

The Fund may buy or sell put and call options to hedge and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$18,069	Payable for foreign exchange contracts	$69,797
Equity contracts	Total investments in securities, at value	$410,424		$ —
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$428,493		$69,797

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$(1,171)	$ —	$(1,171)
Equity contracts	$ —	$(3,418,512)	$(3,418,512)
Total	$(1,171)	$(3,418,512)	$(3,419,683)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$(67,662)	$ —	$(67,662)
Equity contracts	$ —	$(472,942)	$(472,942)
Total	$(67,662)	$(472,942)	$(540,604)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2009	2008
Shares sold	1,272,573	3,249,775
Shares issued to shareholders in payment of distributions declared	52,743	19,842
Shares redeemed	(1,642,525)	(2,149,699)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(317,209)	1,119,918

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$382,938	$(382,938)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$546,946	$207,348
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$324,983
Net unrealized depreciation	$(5,963)
Capital loss carryforwards	$(2,416,929)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2009, the cost of investments for federal tax purposes was $12,274,132. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $7,256. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $650,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $657,846.

At December 31, 2009, the Fund had a capital loss carryforward of $2,416,929 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily waived $125,365 of its fee and voluntarily reimbursed $69,184 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2009, the Sub-Adviser earned a fee of $9,097.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, FAS waived $24,832 of its fee. The net fee paid to FAS was 0.749% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2009, FSC did not retain any fees paid by the Fund.

Interfund Transactions

During the year ended December 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,385 and $23,342, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2009, were as follows:

Purchases	$15,796,754
Sales	$25,146,863

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as Annual Shareholder Report
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defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

On August 14, 2009, the Trustees of Federal Insurance Series approved a Plan of Liquidation for the Fund pursuant to which the Fund is scheduled to be liquidated on or about March 12, 2010.

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2009, 7.45% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF FEDERATED market opportunity fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Market Opportunity Fund II (the “Fund”), a portfolio of Federated Insurance Series as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund II as of December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 12 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: September 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

21

Evaluation and Approval of Advisory Contract - May 2009

Federated Market Opportunity Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report
22

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees Annual Shareholder Report
23

paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Market Opportunity Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916769

36187 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2009

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.00	$11.34	$11.29	$11.30	$11.67
Income From Investment Operations:
Net investment income[2]	0.53	0.54	0.52	0.49	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	1.37	(1.32)	0.07	(0.04)	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	1.90	(0.78)	0.59	0.45	0.14
Less Distributions:
Distributions from net investment income	(0.70)	(0.56)	(0.54)	(0.46)	(0.44)
Distributions from net realized gain on investments	—	—	—	—	(0.07)
TOTAL DISTRIBUTIONS	(0.70)	(0.56)	(0.54)	(0.46)	(0.51)
Net Asset Value, End of Period	$11.20	$10.00	$11.34	$11.29	$11.30
Total Return[3]	20.43%	(7.29)%	5.38%	4.15%	1.30%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	5.12%	4.99%	4.68%	4.43%	3.87%
Expense waiver/reimbursement[4]	0.08%	0.04%	0.06%	0.04%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,850	$224,203	$365,332	$390,738	$480,859
Portfolio turnover	32%	35%	23%	64%	43%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$9.95	$11.29	$11.24	$11.25	$11.63
Income From Investment Operations:
Net investment income[2]	0.50	0.51	0.49	0.46	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	1.37	(1.32)	0.07	(0.04)	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	1.87	(0.81)	0.56	0.42	0.10
Less Distributions:
Distributions from net investment income	(0.67)	(0.53)	(0.51)	(0.43)	(0.41)
Distributions from net realized gain on investments	—	—	—	—	(0.07)
TOTAL DISTRIBUTIONS	(0.67)	(0.53)	(0.51)	(0.43)	(0.48)
Net Asset Value, End of Period	$11.15	$9.95	$11.29	$11.24	$11.25
Total Return[3]	20.15%	(7.55)%	5.14%	3.92%	0.99%
Ratios to Average Net Assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.86%	4.78%	4.43%	4.18%	3.62%
Expense waiver/reimbursement[4]	0.08%	0.04%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,338	$63,177	$77,282	$75,850	$72,996
Portfolio turnover	32%	35%	23%	64%	43%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2009	Ending Account Value 12/31/2009	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,089.50	$3.69
Service Shares	$1,000	$1,087.80	$5.00
Hypothetical (assuming a 5% returnbefore expenses):
Primary Shares	$1,000	$1,021.68	$3.57
Service Shares	$1,000	$1,020.42	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:
Primary Shares	0.70%
Service Shares	0.95%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (Unaudited)

FUND PERFORMANCE AND SUMMARY

Federated Quality Bond Fund II, Primary Shares, produced a total return of 20.43% at net asset value for the reporting period ended December 31, 2009. The Fund's Service Shares produced a total return of 20.15% at net asset value during the same time period. By comparison, during the same period, the return of the Barclays Capital U.S. Intermediate Credit Bond Index1 (BCICI), the Fund's benchmark, was 15.93%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCICI.

The Fund's investment strategy focused on: (a) the credit ratings of portfolio securities (which indicates the risk that securities will default); (b) the selection of individual securities; (c) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); and (d) overall interest rate sensitivity of the portfolio, as measured by the effective duration of the portfolio. These were the most significant factors affecting the fund's performance during the 12-month reporting period.

For purposes of the following, the discussion will focus on the Fund's Primary Shares. The total return of the Fund's Shares consisted of 8.43% current income and 12.00% capital appreciation in the value of the Fund's Shares.

Market Overview

After a rough first quarter, 2009 turned out to be a great year for risk assets, including investment-grade corporate bonds. The fundamental reason behind the good performance of investment-grade corporates was that corporations cut expenses drastically in late 2008/early 2009. As a result, these companies then saw healthy profits in the second half of 2009 despite a sluggish economy and consequently sluggish revenues.

Treasury interest rates finished the year in a range from unchanged to up 200 basis points, higher at the longer maturities. The five-year Treasury yield stood at 2.68% at year-end 2009, compared to 1.55% at prior year-end. Following a very tough year in 2008, credit-related bonds were a clear winner in 2009. The BCICI produced an excess return to similar duration Treasuries of 17.07% for all of 2009, compared to -15.04% in 2008.

Security Selection

Overall security selection had a fairly large positive influence on performance. Many of the Financial and Mining sector issuers that deteriorated significantly in 2008 came back sharply in 2009. Adding significantly to performance in the Financial sector were names such as: Barclays, Simon Property Group, Capital One Financial, Prologis, Liberty Mutual, and Nuveen Investments. In the Mining sector, top performers included Newmont Mining and Rio Tinto. Other performers that did well in the reporting period were Comcast, Enterprise Rent-A-Car, Wyndham Worldwide and Great River Energy.

Despite these large positives, regional and large bank exposure was a significant drag on performance, while some securities in the Industrial area also detracted from performance. Detracting significantly from Fund performance relative to the BCICI were positions in the Banking area including Colonial Bank Group, Wilmington Trust, Zions Bancorp, Hudson United Bank and Citigroup. Poor performers in the Industrial area included MeadWestVaco, Harsco, Hubbell, Vodaphone, IBM and MidAmerican Energy.

Credit Quality and Sector

At the end of the reporting period, corporate bonds totaled 97% of the portfolio. The Fund's overweight to BBB-rated credits (i.e., investment-grade bonds of lower credit quality) relative to the BCICI, and consequently an underweight to AAA-rated and AA-rated corporates, added significantly to fund performance. Furthermore, investment-grade corporate bonds performed better than many other sectors of the investment-grade bond market.

1	The Barclays Capital Intermediate U.S. Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and 10 years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.
Annual Shareholder Report

Maturity and Yield Curve

Active management of the portfolio's yield curve exposures was a substantial detractor to Fund performance over the 12-month reporting period. Relative to the BCICI, the Fund held mostly short maturity and very long maturity securities and avoided holding relatively intermediate maturities. As a result, the Fund was positioned in the parts of the yield curve where bond prices decreased by a relatively larger amount compared to the benchmark, which detracted from performance.

In addition, active management of the portfolio's overall interest rate sensitivity (portfolio effective duration)2 was a modest detractor from performance. Over the reporting period, relative to the BCICI, the Fund had, on average, a greater interest rate sensitivity than the benchmark (as measured by effective duration), during a period of rising interest rates.3

2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

GROWTH OF $10,000 INVESTED IN FEDERATED QUALITY BOND FUND II - PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (Primary Shares) (the “Fund”) from December 31, 1999 to December 31, 2009, compared to the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI).2

Average Annual Total Returns for the Periods Ended 12/31/2009
1 Year	20.43%
5 Years	4.42%
10 Years	5.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF $10,000 INVESTED IN FEDERATED QUALITY BOND FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (Service Shares) (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2009, compared to the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI).2

Average Annual Total Returns for the Periods Ended 12/31/2009
1 Year	20.15%
5 Years	4.15%
Start of Performance (4/30/2002)	4.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCICI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BCICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.3%
U.S. Treasury and Agency Securities[2]	0.3%
Foreign Government Debt Securities	0.2%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[5]	0.4%
Cash Equivalents[6]	0.9%
Other Assets and Liabilities — Net[7]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

December 31, 2009

Principal Amount			Value
		CORPORATE BONDS – 97.3%
		Basic Industry — Chemicals – 2.6%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,979,377
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	915,083
1,060,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	1,162,535
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	300,260
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	786,197
1,345,000		Praxair, Inc., 4.625%, 3/30/2015	1,436,874
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	408,238
680,000		Sherwin-Williams Co., 3.125%, 12/15/2014	676,684
		TOTAL	7,665,248
		Basic Industry — Metals & Mining – 3.8%
760,000		ArcelorMittal, 6.125%, 6/1/2018	779,743
815,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	849,048
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,581,557
940,000		Barrick Gold Corp., 6.95%, 4/1/2019	1,067,523
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,736,470
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,552,503
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	476,874
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,199,255
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,057,360
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,247,990
		TOTAL	11,548,323
		Basic Industry — Paper – 1.0%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	680,851
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	504,311
450,000		Westvaco Corp., 7.65%, 3/15/2027	415,133
1,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,550,416
		TOTAL	3,150,711
		Capital Goods — Aerospace & Defense – 1.6%
1,000,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	992,877
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	507,500
690,000		Goodrich Corp., 4.875%, 3/1/2020	689,059
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	692,913
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	422,178
1,250,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,349,374
		TOTAL	4,653,901
		Capital Goods — Building Materials – 0.8%
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,321,275
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,038,149
		TOTAL	2,359,424
		Capital Goods — Diversified Manufacturing – 4.8%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,612,237
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,190,195
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,032,085
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,377,604
1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,216,268
420,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	421,616
860,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	959,249
Annual Shareholder Report

Principal Amount			Value
$1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,351,532
480,000		Textron Financial Corp., 5.40%, 4/28/2013	480,132
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,368,037
400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	386,283
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,020,532
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,027,581
		TOTAL	14,443,351
		Capital Goods — Environmental – 0.5%
770,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	785,137
575,000		Waste Management, Inc., 7.375%, 3/11/2019	670,359
		TOTAL	1,455,496
		Communications — Media & Cable – 1.0%
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,611,724
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,524,944
		TOTAL	3,136,668
		Communications — Media Noncable – 0.6%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,745,356
		Communications — Telecom Wireless – 2.0%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,336,607
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,686,187
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	502,642
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,384,928
		TOTAL	5,910,364
		Communications — Telecom Wirelines – 1.4%
280,000		AT&T, Inc., 6.70%, 11/15/2013	317,189
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,061,748
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	933,362
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,747,034
		TOTAL	4,059,333
		Consumer Cyclical — Automotive – 2.4%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,972,670
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	824,136
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,028,981
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,850,674
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	554,633
		TOTAL	7,231,094
		Consumer Cyclical — Entertainment – 0.4%
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,289,000
		Consumer Cyclical — Lodging – 0.3%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	867,576
		Consumer Cyclical — Retailers – 1.7%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,264,380
1,681,756	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,551,759
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,894,669
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	525,363
		TOTAL	5,236,171
		Consumer Cyclical — Services – 0.1%
250,000		Boston University, 7.625%, 7/15/2097	270,463
		Consumer Non-Cyclical — Food/Beverage – 2.5%
570,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	601,102
Annual Shareholder Report

Principal Amount			Value
$361,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	417,668
580,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	581,030
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,240,611
645,000		Kellogg Co., 4.25%, 3/6/2013	682,903
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	874,324
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,543,479
450,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	440,258
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,093,275
		TOTAL	7,474,650
		Consumer Non-Cyclical — Health Care – 1.4%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	808,313
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,218,907
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	365,298
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,383,045
410,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	407,084
		TOTAL	4,182,647
		Consumer Non-Cyclical — Products – 0.8%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	329,168
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,416,628
610,000		Whirlpool Corp., 5.50%, 3/1/2013	628,590
		TOTAL	2,374,386
		Consumer Non-Cyclical — Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	684,102
		Consumer Non-Cyclical — Tobacco – 0.5%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,582,390
		Energy — Independent – 1.6%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,823,759
700,255	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	703,756
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	478,083
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	677,466
		TOTAL	4,683,064
		Energy — Integrated – 2.2%
1,910,000		Hess Corp., 7.00%, 2/15/2014	2,150,803
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,361,191
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,039,591
816,830	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	844,856
1,000,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,087,948
		TOTAL	6,484,389
		Energy — Oil Field Services – 0.7%
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	493,059
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,514,495
		TOTAL	2,007,554
		Energy — Refining – 0.6%
240,000		Valero Energy Corp., 9.375%, 3/15/2019	287,369
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,491,586
		TOTAL	1,778,955
		Financial Institution — Banking – 16.5%
700,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	695,174
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,493,325
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,086,998
Annual Shareholder Report

Principal Amount			Value
$3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,310,000
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,437,150
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,323,932
2,020,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	2,150,957
840,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	838,487
3,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,796,892
3,500,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,661,012
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,457,000
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,555,485
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,025,206
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,549,507
2,520,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	2,521,987
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	861,198
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,186,813
1,460,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,460,407
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	817,969
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	411,909
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	641,527
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,548,198
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,376,105
1,655,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,640,480
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,824,414
		TOTAL	49,672,132
		Financial Institution — Brokerage – 7.1%
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,223,683
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	4,836,804
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	905,538
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	865,830
1,750,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	1,773,257
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,186,645
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	769,525
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	675,373
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	755,110
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,118,369
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	458,000
690,000		Nuveen Investments, 5.00%, 9/15/2010	686,550
690,000		Nuveen Investments, 5.50%, 9/15/2015	480,413
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,309,808
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,212,592
		TOTAL	21,257,497
		Financial Institution — Finance Noncaptive – 7.1%
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,211,305
1,800,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,901,140
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,808,722
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,074,800
725,000		Capital One Capital V, 10.25%, 8/15/2039	844,998
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,287,774
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,748,517
1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,035,677
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,619,000
Annual Shareholder Report

Principal Amount			Value
$1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	583,000
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,196,797
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	551,820
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	987,500
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	501,423
		TOTAL	21,352,473
		Financial Institution — Insurance — Health – 1.7%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	583,477
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,125,008
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,147,294
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,264,881
		TOTAL	5,120,660
		Financial Institution — Insurance — Life – 2.7%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,006,858
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	573,832
1,250,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	1,276,080
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	592,280
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,332,414
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	881,695
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	509,792
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,594,135
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	226,374
		TOTAL	7,993,460
		Financial Institution — Insurance — P&C – 4.5%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,428,454
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,467,931
330,000		CNA Financial Corp., 6.50%, 8/15/2016	324,808
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	864,337
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	107,303
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,181,413
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,170,474
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	107,403
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,412,300
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	642,755
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	400,734
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,348,675
		TOTAL	13,456,587
		Financial Institution — REITs – 3.6%
640,000		AMB Property LP, 6.30%, 6/1/2013	658,994
680,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	691,706
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,211,282
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	800,508
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	196,971
850,000		Liberty Property LP, 6.625%, 10/1/2017	825,500
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	584,276
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,580,990
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	253,223
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,318,880
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,647,578
Annual Shareholder Report

Principal Amount			Value
$110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	115,530
		TOTAL	10,885,438
		Municipal Services – 0.7%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	663,947
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,378,712
		TOTAL	2,042,659
		Oil & Gas – 0.9%
2,870,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	2,850,387
		Sovereign – 0.8%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,577,504
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	907,875
		TOTAL	2,485,379
		Technology – 3.8%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	762,259
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,825,825
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	739,388
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,574,788
880,000		Hewlett-Packard Co., 6.125%, 3/1/2014	985,171
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,157,937
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,128,804
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,302,341
		TOTAL	11,476,513
		Transportation — Airlines – 0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,552,221
		Transportation — Railroads – 0.9%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,114,359
162,989		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	195,722
400,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 1/15/2016	425,183
		TOTAL	2,735,264
		Transportation — Services – 0.6%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,772,612
		Utility — Electric – 6.9%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	871,596
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,281,312
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	953,038
1,140,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	1,239,565
680,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	689,082
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	748,390
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	582,450
800,000		FirstEnergy Solutions Corp., Company Guarantee, Series WI, 6.05%, 8/15/2021	808,717
1,900,064	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,077,502
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	482,195
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,686,196
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,568,239
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	667,521
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,014,654
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,491,860
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,654,084
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	932,611
		TOTAL	20,749,012
Annual Shareholder Report

Principal Amount			Value
		Utility — Natural Gas Distributor – 0.3%
$750,000		Atmos Energy Corp., 5.125%, 1/15/2013	791,014
		Utility — Natural Gas Pipelines – 3.2%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,059,852
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,013,172
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,939,812
1,670,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	1,994,822
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,563,126
		TOTAL	9,570,784
		TOTAL CORPORATE BONDS (IDENTIFIED COST $289,321,986)	292,038,708
		Governments/AgencIES – 0.2%
		Sovereign – 0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $510,632)	536,690
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
4,026		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,479
4,195		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,511
		TOTAL	8,990
		Government National Mortgage Association – 0.0%
2,274		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,513
6,735		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,461
		TOTAL	9,974
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,181)	18,964
		U.S. Treasury – 0.3%
		U.S. Treasury Bills – 0.3%;6
500,000	[7]	United States Treasury Bill, 0.00%, 1/14/2010	499,998
500,000	[7]	United States Treasury Bill, 0.19%, 7/1/2010	499,530
		TOTAL U.S. TREASURY (IDENTIFIED COST $999,572)	999,528
		Repurchase Agreement – 0.9%
2,580,000		Interest in $5,371,000,000 joint repurchase agreement 0.00001%, dated 12/31/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,371,000,006 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $5,478,420,099. (AT COST)	2,580,000
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $293,429,371)[8]	296,173,890
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[9]	4,014,222
		TOTAL NET ASSETS — 100%	$300,188,112
Annual Shareholder Report

At December 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Notes 10-Year Long Futures	240	$27,708,750	March 2010	$(671,768)
4U.S. Treasury Notes 2-Year Short Futures	430	$92,994,219	March 2010	$442,509
4U.S. Treasury Notes 5-Year Short Futures	75	$8,578,711	March 2010	$136,947
4U.S. Treasury Bonds 30-Year Short Futures	240	$27,690,000	March 2010	$1,158,282
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,065,970

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $53,198,860, which represented 17.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2009, these liquid restricted securities amounted to $52,972,486, which represented 17.6% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of these securities are pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	The cost of investments for federal tax purposes amounts to $293,445,138.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$292,038,708	$ —	$292,038,708
Governments/Agencies	—	536,690	—	536,690
Mortgage-Backed Securities	—	18,964	—	18,964
U.S. Treasury	—	999,528	—	999,528
Repurchase Agreement	—	2,580,000	—	2,580,000
TOTAL SECURITIES	$ —	$296,173,890	$ —	$296,173,890
OTHER FINANCIAL INSTRUMENTS*	$1,065,970	$ —	$ —	$1,065,970
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2009

Assets:
Total investments in securities, at value (identified cost $293,429,371)		$296,173,890
Cash		635
Income receivable		4,100,624
Receivable for shares sold		45,574
Receivable for daily variation margin		128,555
TOTAL ASSETS		300,449,278
Liabilities:
Payable for shares redeemed	$151,859
Payable for Directors'/Trustees' fees	1,206
Payable for auditing fees	20,500
Payable for portfolio accounting fees	27,790
Payable for distribution services fee (Note 5)	14,833
Payable for printing and postage	33,050
Accrued expenses	11,928
TOTAL LIABILITIES		261,166
Net assets for 26,840,161 shares outstanding		$300,188,112
Net Assets Consist of:
Paid-in capital		$294,504,001
Net unrealized appreciation of investments and futures contracts		3,810,489
Accumulated net realized loss on investments and futures contracts		(12,964,946)
Undistributed net investment income		14,838,568
TOTAL NET ASSETS		$300,188,112
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$230,849,834 ÷ 20,620,573 shares outstanding, no par value, unlimited shares authorized		$11.20
Service Shares:
$69,338,278 ÷ 6,219,588 shares outstanding, no par value, unlimited shares authorized		$11.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended December 31, 2009

Investment Income:
Interest			$17,006,538
Expenses:
Investment adviser fee (Note 5)		$1,751,676
Administrative personnel and services fee (Note 5)		226,485
Custodian fees		13,024
Transfer and dividend disbursing agent fees and expenses		31,050
Directors'/Trustees' fees		3,710
Auditing fees		20,500
Legal fees		10,036
Portfolio accounting fees		105,660
Distribution services fee — Service Shares (Note 5)		164,293
Printing and postage		112,355
Insurance premiums		4,150
Miscellaneous		4,955
TOTAL EXPENSES		2,447,894
Waivers (Note 5):
Waiver of investment adviser fee	$(221,360)
Waiver of administrative personnel and services fee	(4,314)
TOTAL WAIVERS		(225,674)
Net expenses			2,222,220
Net investment income			14,784,318
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,334,125)
Net realized loss on futures contracts			(2,883,851)
Net change in unrealized depreciation of investments			42,656,687
Net change in unrealized depreciation of futures contracts			1,105,448
Net realized and unrealized gain on investments and futures contracts			38,544,159
Change in net assets resulting from operations			$53,328,477

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,784,318	$18,931,617
Net realized loss on investments and futures contracts	(5,217,976)	(4,133,288)
Net change in unrealized appreciation/depreciation of investments and futures contracts	43,762,135	(39,981,208)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,328,477	(25,182,879)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(14,841,947)	(17,574,752)
Service Shares	(4,146,562)	(3,647,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,988,509)	(21,222,571)
Share Transactions:
Proceeds from sale of shares	42,874,906	42,703,884
Net asset value of shares issued to shareholders in payment of distributions declared	18,988,509	21,222,571
Cost of shares redeemed	(83,395,445)	(172,754,648)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,532,030)	(108,828,193)
Change in net assets	12,807,938	(155,233,643)
Net Assets:
Beginning of period	287,380,174	442,613,817
End of period (including undistributed net investment income of $14,838,568 and $18,988,056, respectively)	$300,188,112	$287,380,174

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

December 31, 2009

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2009, the Fund had no outstanding securities on loan.

Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 — 9/29/1999	$248,411	$226,374

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$1,065,970*	—	$ —
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,883,851)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,105,448

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2009		2008
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,379,300	$34,921,758	3,012,529	$33,397,591
Shares issued to shareholders in payment of distributions declared	1,590,777	14,841,947	1,621,287	17,574,752
Shares redeemed	(6,777,436)	(69,694,144)	(14,416,969)	(155,086,796)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,807,359)	$(19,930,439)	(9,783,153)	$(104,114,453)
Annual Shareholder Report

Year Ended December 31	2009		2008
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	766,607	$7,953,148	837,868	$9,306,293
Shares issued to shareholders in payment of distributions declared	445,388	4,146,562	337,449	3,647,819
Shares redeemed	(1,341,022)	(13,701,301)	(1,670,765)	(17,667,852)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(129,027)	$(1,601,591)	(495,448)	$(4,713,740)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,936,386)	$(21,532,030)	(10,278,601)	$(108,828,193)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities and litigation payments.

For the year ended December 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(241)	$54,703	$(54,462)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$18,988,509	$21,222,571

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,838,568
Net unrealized appreciation	$2,728,752
Capital loss carryforwards	$(11,883,209)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities.

At December 31, 2009, the cost of investments for federal tax purposes was $293,445,138. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,728,752. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,114,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,386,173.

At December 31, 2009, the Fund had a capital loss carryforward of $11,883,209 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$3,157,365
2016	$4,558,854
2017	$4,166,990

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, the Adviser voluntarily waived $221,360 of its fee.

Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,314 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2009, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2009, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2009, were as follows:

Purchases	$80,693,089
Sales	$108,928,222

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2009, there were no outstanding loans. During the year ended December 31, 2009, the program was not utilized.

Annual Shareholder Report

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through February 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF Federated quality bond fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Quality Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to January 1, 2006, was audited by other independent registered public accountants whose report thereon dated February 15, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Quality Bond Fund II as of December 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 12 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: September 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: September 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract - May 2009

Federated Quality Bond Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and Annual Shareholder Report other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G00433-14 (2/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By	/S/ RICHARD A. NOVAK
Richard A. Novak,
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOHN B. FISHER
John B. Fisher,
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak,
Principal Financial Officer

Date June 22, 2010